Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Wellington Fund
Central Index Key	dei_EntityCentralIndexKey	0000105563
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2015
Vanguard Wellington Fund | Vanguard Wellington Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 01, 1929
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	14.97%
2007	rr_AnnualReturn2007	8.34%
2008	rr_AnnualReturn2008	(22.30%)
2009	rr_AnnualReturn2009	22.20%
2010	rr_AnnualReturn2010	10.94%
2011	rr_AnnualReturn2011	3.85%
2012	rr_AnnualReturn2012	12.57%
2013	rr_AnnualReturn2013	19.66%
2014	rr_AnnualReturn2014	9.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.66%)
One Year	rr_AverageAnnualReturnYear01	9.82%
Five Years	rr_AverageAnnualReturnYear05	11.25%
Ten Years	rr_AverageAnnualReturnYear10	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1929
Vanguard Wellington Fund | Vanguard Wellington Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 14, 2001
2005	rr_AnnualReturn2005	6.99%
2006	rr_AnnualReturn2006	15.07%
2007	rr_AnnualReturn2007	8.48%
2008	rr_AnnualReturn2008	(22.23%)
2009	rr_AnnualReturn2009	22.34%
2010	rr_AnnualReturn2010	11.04%
2011	rr_AnnualReturn2011	3.95%
2012	rr_AnnualReturn2012	12.67%
2013	rr_AnnualReturn2013	19.76%
2014	rr_AnnualReturn2014	9.90%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.66%)
One Year	rr_AverageAnnualReturnYear01	9.90%
Five Years	rr_AverageAnnualReturnYear05	11.35%
Ten Years	rr_AverageAnnualReturnYear10	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Standard & Poor's 500 Index | Vanguard Wellington Fund | Vanguard Wellington Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard Wellington Fund | Vanguard Wellington Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Wellington Composite Index | Vanguard Wellington Fund | Vanguard Wellington Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.36%
Five Years	rr_AverageAnnualReturnYear05	12.16%
Ten Years	rr_AverageAnnualReturnYear10	6.99%
Wellington Composite Index | Vanguard Wellington Fund | Vanguard Wellington Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.36%
Five Years	rr_AverageAnnualReturnYear05	12.16%
Ten Years	rr_AverageAnnualReturnYear10	6.99%